VESSELS UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
VESSELS UNDER CAPITAL LEASE, NET

18.	VESSELS UNDER CAPITAL LEASE, NET

Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Impairment loss	(32,042)	—
Lease modification	9,115	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089
Disposals	(159,016)	155,848
Impairment loss	(153,508)	49,784
Depreciation	—	(81,389)
Balance at December 31, 2013	1,627,703	(922,895)	704,808
Impairment loss	(204,260)	118,976
Additions	1,210	—
Depreciation	—	(70,389)
Balance at December 31, 2014	1,424,653	(874,308)	550,345

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2015	82,402
2016	139,256
2017	102,451
2018	96,292
2019	87,690
Thereafter	330,064
Minimum lease payments	838,155
Less: imputed interest	(194,474)
Present value of obligations under capital leases	643,681

As of December 31, 2014, the Company held 21 vessels under capital leases (2013: 24 vessels), of which 17 (2013: 20 vessels) are leased from Ship Finance. These leases are for initial terms that range from 12 to 22 years. The remaining periods on these leases at December 31, 2014 range from 1 to 12 years.

Four of these vessels (2013: four) are leased by the Company from special purpose lessor entities, which were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities. Prior to the adoption of ASC 810, these special purpose entities were not consolidated by the Company. The Company has determined that these entities are variable interest entities. The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders. Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means. Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of December 31, 2014, the original cost to the lessor of the assets under such arrangements was $258.0 million (2013: $258.0 million). The lessor has options to put these vessels to the Company at the end of the lease term. As of December 31, 2014 and 2013, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are $36.0 million. These remaining lease obligations, and with the residual value guarantees, are recorded as short-term as at December 31, 2014.

Put options on vessels leased under leases classified as capital leases are recorded as part of the lease's minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount. An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2014, no such additional liability had arisen. On December 30, 2011, the Company agreed to a rate reduction on all these vessels whereby the Company will pay a reduced rate and an additional amount (contingent rental expense) dependent on the actual market rate. The contingent rental expense recorded on these vessels arises when the actual rate paid by the Company fluctuates from the minimum lease rentals. Annual renewals which were at the owners option were replaced with a fixed term of January 1, 2012 to December 31, 2015 and the purchase options that the Company had previously held were removed. A profit share payment will be due at the end of the lease based on 25% of the excess of the aggregate of market index rates over the aggregate of the original rates. In 2014, 2013 and 2012 a total profit share of nil was recorded. The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2014:

(in thousands of $)	2014	2013	2012
Repayments of principal obligations under capital leases	12,948	12,260	11,665
Contingent rental expense (income)	4,237	(7,761)	2,436
Interest expense for capital leases	4,429	5,389	6,301
Deferred lease obligation	—	—	3,795

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle and simultaneously sold the vessel for $67.0 million, with delivery in the second quarter of 2011, and leased back the vessel under a two year operating lease. The transaction was accounted for as a sale and leaseback transaction. Deferred gains of nil, $2.3 million and $7.2 million were recognized in 2014, 2013 and 2012, respectively. In addition, a gain on sale of $3.2 million was recorded in 2011. There was no unamortized deferred gain at December 31, 2014.

At December 31, 2014, the Company has five double hull Suezmax tankers and 12 double hull VLCCs on long-term fixed rate leases with Ship Finance which expire from 2018-2027 dependent upon the age of the vessels. The leases contain no optional termination periods, purchase options or put options. In November 2014, the Company terminated the leases on three vessels, Front Comanche, Front Commerce and Front Opalia. The Company recorded an impairment loss of $85.3 million in 2014 in respect of these three vessels.

In 2013, the Company recorded an impairment loss of $103.7 million in respect of three VLCCs. The leases on two vessels, Front Champion and Golden Victory, were terminated in November 2013. The lease on one Suezmax tanker, Front Pride, was terminated in March 2013 and an impairment charge of $4.7 million was recognized in 2012 in respect of this vessel.

In 2012, the Company recorded an impairment loss of $32.0 million, of which $27.3 million was recorded in discontinued operations. This loss was in respect of four OBO vessels and one double hull Suezmax, three of these OBO vessels had been disposed of by December 31, 2012. In December 2012, Ship Finance and the Company agreed to terminate the lease of the OBO vessel Front Guider at the end of its then current voyage. This was treated as a lease modification in 2012. The lease was reassessed and remained a capital lease and capital lease obligations increased by $9.1 million, with a corresponding increase in vessels under capital lease. A lease termination payment of $10.8 million was paid on December 27, 2012. An impairment loss of $14.2 million was recorded in respect of Front Guider and this amount is included in the total impairment loss recorded in 2012 of $32.0 million.

The Company has entered into charter ancillary agreements with Ship Finance in connection with the leased vessels whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charter hire paid to Ship Finance. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit share and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates (contingent rental expense). At December 31, 2014, the contingent rental expense due to Ship Finance is $32.7 million (2013: nil). In addition, the profit share above the original threshold rates was increased from 20% to 25%. As a result of this, obligations under capital leases and vessels under capital leases have been reduced by $126.5 million at December 31, 2011. Obligations under capital leases have also been reduced by the $106.0 million compensation payment to Ship Finance. In the year ended December 31, 2014, total profit share due to Ship Finance was nil and so the $50.0 million non-refundable prepayment of profit share in December 2011 remains unchanged at December 31, 2014. Profit share will only be recognized in the financial statements when the accrued profit share is more than the non-refundable prepayment of profit share.